Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2021	$ 41,752	$ 66,516,033	$ 1,309,109	$ (44,942,374)	$ 2,818,185	$ (1,340,360)	$ 24,402,345
Balance (in Shares) at Mar. 31, 2021	173,966
Net loss				(3,192,119)		(6,247)	(3,198,366)
Foreign currency translation loss					1,534,807		1,534,807
Balance at Mar. 31, 2022	$ 41,752	66,516,033	1,309,109	(48,134,493)	4,352,992	(1,346,607)	22,738,786
Balance (in Shares) at Mar. 31, 2022	173,966
Fractional shares issued for reverse stock split	$ 97	(97)
Fractional shares issued for reverse stock split (in Shares)	402
Issuance of shares and warrants in private placements	$ 71,400	7,253,600					7,325,000
Issuance of shares and warrants in private placements (in Shares)	297,500
Share-based compensation	$ 36,000	10,324,000					10,360,000
Share-based compensation (in Shares)	150,000
Cashless exercise of warrants	$ 135,118	(135,118)
Cashless exercise of warrants (in Shares)	562,993
Net loss				(21,138,525)		(252)	(21,138,777)
Foreign currency translation loss					(2,617,857)		(2,617,857)
Balance at Mar. 31, 2023	$ 284,367	83,958,418	1,309,109	(69,273,018)	1,735,135	(1,346,859)	16,667,152
Balance (in Shares) at Mar. 31, 2023	1,184,861
Fractional shares issued for reverse stock split	$ 14,520	(14,520)
Fractional shares issued for reverse stock split (in Shares)	60,501
Issuance of shares and warrants in private placements	$ 119,520	2,470,080					2,589,600
Issuance of shares and warrants in private placements (in Shares)	498,000
Net loss				(4,234,228)		(14)	(4,234,242)
Foreign currency translation loss					(729,373)		(729,373)
Balance at Mar. 31, 2024	$ 418,407	$ 86,413,978	$ 1,309,109	$ (73,507,246)	$ 1,005,762	$ (1,346,873)	$ 14,293,137
Balance (in Shares) at Mar. 31, 2024	1,743,362